RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions.

On January 26, 2012, the Company entered into a 1 year consulting agreement with GRQ Consultants, Inc., pursuant to which such consultant will provide certain services to the Company in consideration for which the Company sold to the consultant warrants to purchase an aggregate of 1,750,000 shares of the Company’s common stock with an exercise price of $0.50. Barry Honig is the owner of GRQ Consultants, Inc. GRQ Consultants, Inc. 401(k), which is also owned by Mr. Honig, purchased an aggregate of $500,000 of shares of common stock in the Company’s Private Placement.  In addition, the Company entered into an Option Agreement with Pershing and Mr. Honig is a member of Pershing’s board of directors (see Note 5). Additionally, the Company entered into consulting agreement with Melechdavid Inc. in consideration for which the Company sold to Melechdavid Inc. warrants to purchase an aggregate of 1,750,000 shares of the Company’s common stock with an exercise price of $0.50 per share. The Company’s former Chief Executive Officer is the President of Melechdavid Inc. (see Note 5).

On January 26, 2012 the Company also issued a ten-year warrant to purchase an aggregate of 300,000 shares of common stock with an exercise price of $0.50 per share to Daniel Bleak, an outside consultant to the Company, which vests in three equal annual installments with the first installment vesting one year from the date of issuance. Daniel Bleak is the father of Joshua Bleak, a former member of the Company’s Board of Directors. Additionally, in August 2012, the Company paid Daniel Bleak $50,000 for research and business advisory services rendered pursuant to a Professional Service Agreement executed on August 1, 2012.

On March 19, 2012, the Company entered into an agreement with California Gold Corp. (“California Gold”), pursuant to which the Company agreed to provide California Gold with a geological review on or prior to March 30, 2012, of the Company’s certain uranium properties in consideration for $125,000 (see Note 8). David Rector, the Company’s former director, is a member of California Gold’s board of directors.

The Company’s principal place of business was located in a building owned by Silver Hawk Ltd., a Colorado corporation.   George Glasier, the Company’s former Chief Executive Officer, is the President and Chief Executive Officer of Silver Hawk Ltd.  The Company leased its office space on a month to month basis at a monthly rate of $850 pursuant to a lease effective January 1, 2012. Under the terms of the Rescission Agreement, the Company’s lease for such office space was terminated.

Between June 2012 and July 2012, the Company loaned $147,708 to an affiliated company in exchange for a secured promissory note. The note bore 6% interest per annum and shall become due and payable on or before June 29, 2013. This note was secured by a real estate property owned by the affiliated company. In November 2012, the Company collected a total of $218,218 from the affiliated company and such payment was applied towards the principal amount of $147,708 and interest of $70,510.  The Company recognized interest income of $70,510 during the year ended December 31, 2012 and is included in the loss from discontinued operations as this transaction relates to the Company’s real estate business. Barry Honig, the President of the affiliated company, is a shareholder of the Company. Additionally, in August 2012, the Company issued 302,970 shares of common stock in connection with the exercise of 600,000 stock warrants on a cashless basis. The warrant holder was Barry Honig who purchased 600,000 warrants from a third party in June 2012.

In August 2012, the Company issued 302,970 shares of common stock in connection with the exercise of 600,000 stock warrants on a cashless basis. The warrant holder was Melechdavid Inc. who purchased 600,000 warrants from a third party in June 2012. The Company’s former Chief Executive Officer is the President of Melechdavid Inc. Additionally, in November 2012, the Company received a notice from the former Chief Executive Officer that the former Chief Executive Officer had violated Section 16(b) of the Exchange Act as a result of certain purchases and sales of shares of the Company’s common stock made by the former Chief Executive Officer within a period of less than six months that generated short-swing profits under Section 16(b). In December 2012, the former Chief Executive Officer made a $50,000 payment to the Company in disgorgement of the short-swing profits.

On November 14, 2012, upon the closing of the Sampo Share Exchange (See Note 1), LVL Patent Group LLC, of which Mr. Croxall is the Chief Executive Officer, and John Stetson, were former members of Sampo, received 4,000,000 and 500,000 shares of the Company’s common stock, respectively, in connection with the Sampo Share Exchange.

NOTE 7 – RELATED PARTY TRANSACTIONS

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions.

In November 2011, the Company issued a promissory note for $53,500 to an affiliated company owned by the officers of Amicor. The note was payable in full without interest on or before January 15, 2012. In December 2011, the Company issued a promissory note for $99,474 to an affiliated company owned by the officers of Amicor. The note was payable in full without interest on or before January 15, 2012. Such note was issued in connection with the execution of a lease assignment agreement between the Company and the affiliated company for certain mineral rights located in San Juan County, Utah. On January 30, 2012, the Company paid both promissory notes above for a total of $152,974. The affiliated company agreed not to charge the Company a late penalty fee upon satisfaction of the notes.

On January 26, 2012, the Company entered into a 1 year consulting agreement with GRQ Consultants, Inc., pursuant to which such consultant will provide certain services to the Company in consideration for which the Company sold to the consultant warrants to purchase an aggregate of 1,750,000 shares of the Company’s common stock with an exercise price of $0.50. Barry Honig is the owner of GRQ Consultants, Inc. GRQ Consultants, Inc. 401(k), which is also owned by Mr. Honig, purchased an aggregate of $500,000 of shares of common stock in the Company’s Private Placement.  In addition, the Company entered into an Option Agreement with Pershing and Mr. Honig is a member of Pershing’s board of directors (see Note 6). Additionally, the Company entered into consulting agreement with Melechdavid Inc. in consideration for which the Company sold to Melechdavid Inc. warrants to purchase an aggregate of 1,750,000 shares of the Company’s common stock with an exercise price of $0.50 per share. The Company’s former Chief Executive Officer is the President of Melechdavid Inc. (see Note 6).

On January 26, 2012 the Company also issued a ten-year warrant to purchase an aggregate of 300,000 shares of common stock with an exercise price of $0.50 per share to Daniel Bleak, an outside consultant to the Company, which vests in three equal annual installments with the first installment vesting one year from the date of issuance. Daniel Bleak is the father of Joshua Bleak, a former member of the Company’s board of directors. Additionally, in August 2012, the Company paid Daniel Bleak $50,000 for research and business advisory services rendered pursuant to a Professional Service Agreement executed on August 1, 2012.

On March 19, 2012, the Company entered into an agreement with California Gold Corp. (“California Gold”), pursuant to which the Company agreed to provide California Gold with a geological review on or prior to March 30, 2012, of the Company’s certain uranium properties in consideration for $125,000 (see Note 9). David Rector, the Company’s former director, is a member of California Gold’s board of directors.

The Company’s principal place of business was located in a building owned by Silver Hawk Ltd., a Colorado corporation.   George Glasier, the Company’s former Chief Executive Officer, is the President and Chief Executive Officer of Silver Hawk Ltd.  The Company leased its office space on a month to month basis at a monthly rate of $850 pursuant to a lease effective January 1, 2012. Under the terms of the Rescission Agreement, the Company’s lease for such office space was terminated.

Between June 2012 and July 2012, the Company loaned $147,708 to an affiliated company in exchange for a secured promissory note. The note bore 6% interest per annum and shall become due and payable on or before June 29, 2013. This note was secured by a real estate property owned by the affiliated company. In November 2012, the Company collected a total of $218,218 from the affiliated company and such payment was applied towards the principal amount of $147,708 and interest of $70,510. The Company recognized interest income of $70,510 during the year ended December 31, 2012 and is included in the loss from discontinued operations as this transaction relates to the Company’s real estate business. Barry Honig, the President of the affiliated company, is a shareholder of the Company. Additionally, in August 2012, the Company issued 302,970 shares of common stock in connection with the exercise of 600,000 stock warrants on a cashless basis. The warrant holder was Barry Honig who purchased 600,000 warrants from a third party in June 2012.

In August 2012, the Company issued 302,970 shares of common stock in connection with the exercise of 600,000 stock warrants on a cashless basis. The warrant holder was Melechdavid Inc. who purchased 600,000 warrants from a third party in June 2012. The Company’s former Chief Executive Officer is the President of Melechdavid Inc. Additionally, in November 2012, the Company received a notice from the former Chief Executive Officer that the former Chief Executive Officer had violated Section 16(b) of the Exchange Act as a result of certain purchases and sales of shares of the Company’s common stock made by the former Chief Executive Officer within a period of less than six months that generated short-swing profits under Section 16(b). In December 2012, the former Chief Executive Officer made a $50,000 payment to the Company in disgorgement of the short-swing profits.